Debt and Finance Leases - Annual Payments Based on the Maturities of Debt and Capital Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020	$ 88
2021	6
2022	5
2023	4
2024	604
Thereafter	5,335
Subtotal long-term debt and finance leases (including current maturities)	6,042	$ 6,692
Revolving Credit Facility | Revolver Facility | Line of Credit
Debt Instrument [Line Items]
2020	$ 83